Cover	May 15, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 15, 2023
Entity File Number	001-41668
Entity Registrant Name	Trailblazer Merger Corporation I
Entity Central Index Key	0001934945
Entity Tax Identification Number	87-3710376
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	510 Madison Avenue
Entity Address, Address Line Two	Suite 1401
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	586-8224
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Class A [Member]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	TBMC
Security Exchange Name	NASDAQ
Units [Member]
Title of 12(b) Security	Units
Trading Symbol	TBMCU
Security Exchange Name	NASDAQ
Rights [Member]
Title of 12(b) Security	Rights
Trading Symbol	TBMCR
Security Exchange Name	NASDAQ